Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Line Items]
Effective tax rate	20.30%	4.50%	14.20%	4.90%
Percentage of amount of U.S. federal, state and local income or franchise tax savings			50.00%
Remaining percentage of tax benefits			50.00%
Tax benefit assumed due to increase in amortizable tax basis			$ 93,194,000
Tax amortization period			15 years
Accounts payable, accrued expenses and other liabilities
Income Tax Disclosure [Line Items]
Tax liability	$ 2,722,000		$ 2,722,000